Leases - Schedule of Future Minimum Payments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Future Minimum Payments [Abstract]
2025	¥ 908,160	$ 126,337
2026	854,757	118,908
2027	459,859	63,972
2028	272,498	37,908
2029	191,100	26,584
Thereafter	270,726	37,661
Total lease payments	2,957,100	411,370
Less: imputed interest	246,427	34,281
Total operating lease liabilities, net of interest	¥ 2,710,673	$ 377,089	¥ 14,023,293